Subsequent events	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Subsequent events
35    Subsequent events
On 14 August 2023, an application to commence a class action was filed in the High Court of South Africa on behalf of current and former mineworkers, and the dependants of certain mineworkers, who have contracted coal mine dust lung disease and who work or have worked on specified coal mines in South Africa between 1965 to date. ‘BHP Billiton Plc Incorporated’ was named as one of four respondents, alongside South32 SA Holdings Limited, South32 Coal SA (Pty) Limited, and Seriti Power (Proprietary) Limited. The amount of damages sought by the Applicants on behalf of the putative class is unspecified. Given the preliminary status of this matter, it is not possible at this time to provide a range of possible outcomes or a reliable estimate of potential future exposures for the Group. However, the Group anticipates that claims for indemnification may be made under the terms of the Separation Deed agreed as part of the demerger of South32 Limited in 2015.
Other than the matters outlined above or elsewhere in the Financial Statements, no matters or circumstances have arisen since the end of the financial year that have significantly affected, or may significantly affect, the operations, results of operations or state of affairs of the Group in subsequent accounting periods.